RELATED PARTY TRANSACTIONS - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Equity-settled share-based compensation expense	$ 8,037	$ 3,582	$ 2,907
Short-term employee benefits	2,691	2,170	1,942
Total	$ 10,728	$ 5,752	$ 4,849